ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 7 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Accounts payable	$632,846	$714,823
Interest payable on notes payable	760,322	483,075
Deferred rent	1,147	1,638
	$1,394,315	$1,199,536

Accounts payable and accrued expenses consisted of the following as of December 31, 2017 and 2016:

	2017	2016
Amounts payable	$714,823	$768,345
Interest payable on notes payable	483,075	168,785
Deferred rent	1,638	808
	$1,199,536	$937,938

During the year ended December 31, 2017, the Company settled old outstanding debt with vendors recognizing a $296,592 gain on settlement of debt.